SCHWAB CAPITAL TRUST

Schwab Active Equity Funds

Schwab Large-Cap Growth Fund™

Schwab® International Core Equity Fund

Schwab Dividend Equity Fund™

Schwab Small-Cap Equity Fund™

Schwab Hedged Equity Fund™

Schwab Financial Services Fund™

Schwab Health Care Fund™

Supplement dated August 3, 2012 to the Prospectus

dated February 28, 2012, as supplemented March 13, 2012

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus

The phrase “portfolio manager seeks” in the second and fourth paragraphs in the “Principal investment strategies” section on Pages 12 and 13 is replaced with “portfolio managers seek.”